WGO-Q1

Quarterly Report
March 31, 2026
MFS®  Global Growth Portfolio

MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Alcoholic Beverages – 2.4%
Kweichow Moutai Co. Ltd., “A”	5,000	$1,053,356
Apparel, Footwear, & Accessories – 1.5%
LVMH Moet Hennessy Louis Vuitton SE	1,152	$640,357
Brokerage & Asset Managers – 1.7%
Brookfield Asset Management Ltd.	7,954	$353,645
Charles Schwab Corp.	4,341	407,967
		$761,612
Business Services – 8.9%
Accenture PLC, “A”	3,948	$782,849
CGI, Inc.	4,095	299,376
Experian PLC	12,096	420,440
Nomura Research Institute Ltd.	10,100	279,846
OBIC Co. Ltd.	19,700	480,062
Thompson Reuters Corp.	448	40,436
TransUnion	13,727	949,771
Verisk Analytics, Inc., “A”	3,406	646,288
		$3,899,068
Construction – 3.1%
Otis Worldwide Corp.	4,830	$372,297
Pool Corp.	1,416	286,499
Sherwin-Williams Co.	1,293	414,471
Sika AG	1,809	300,854
		$1,374,121
Consumer Products – 3.8%
Church & Dwight Co., Inc.	8,806	$821,776
L’Oréal S.A.	2,076	851,296
		$1,673,072
Diversified Financial Services – 8.7%
CME Group, Inc.	1,334	$393,997
London Stock Exchange Group PLC	4,056	479,362
Mastercard, Inc., “A”	1,402	700,523
Moody's Corp.	2,001	872,936
Visa, Inc., “A”	4,540	1,372,170
		$3,818,988
Electrical Equipment – 8.9%
Amphenol Corp., “A”	8,103	$1,023,814
Eaton Corp. PLC	2,050	733,224
Hubbell, Inc.	1,706	837,202
Schneider Electric SE	3,289	903,390
TE Connectivity PLC	2,083	435,389
		$3,933,019
Entertainment & Leisure – 2.7%
Tencent Holdings Ltd.	19,100	$1,205,819

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 1.0%
McCormick & Co., Inc.	2,326	$117,324
Nestle S.A.	1,652	163,860
PepsiCo, Inc.	1,035	160,725
		$441,909
Hardware, Peripherals, & Assembly – 2.5%
Apple, Inc.	4,407	$1,118,453
Insurance – 2.7%
Aon PLC	3,211	$1,036,446
Marsh & McLennan Cos., Inc.	768	133,210
		$1,169,656
Interactive Media Services – 3.8%
Alphabet, Inc., “A”	5,549	$1,595,670
NAVER Corp.	727	96,935
		$1,692,605
Machinery & Tools – 4.3%
Atlas Copco AB	19,778	$347,875
Daikin Industries Ltd.	5,400	655,106
Graco, Inc.	3,602	304,909
Keyence Corp.	1,600	566,648
		$1,874,538
Media – 0.3%
Walt Disney Co.	333	$32,094
Wolters Kluwer N.V.	1,292	96,655
		$128,749
Medical & Health Technology & Services – 0.2%
ICON PLC (a)	223	$24,677
Veeva Systems, Inc. (a)	265	46,550
		$71,227
Medical Equipment – 12.3%
Agilent Technologies, Inc.	6,999	$797,746
Becton, Dickinson and Co.	3,670	577,034
Boston Scientific Corp. (a)	11,349	712,150
Danaher Corp.	3,572	677,251
Mettler-Toledo International, Inc. (a)	448	565,018
STERIS PLC	3,464	765,994
Stryker Corp.	829	272,401
Thermo Fisher Scientific, Inc.	908	446,309
Waters Corp. (a)	2,025	603,045
		$5,416,948
Non-Global Systemically Important Banks – 2.2%
Credicorp Ltd.	207	$70,210
HDFC Bank Ltd.	114,968	914,153
		$984,363
Restaurants – 0.4%
Starbucks Corp.	1,752	$156,962
Retail & E-commerce – 4.5%
Amazon.com, Inc. (a)	3,873	$806,630
B&M European Value Retail PLC	20,234	45,572
Dollarama, Inc.	1,048	128,621

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Retail & E-commerce – continued
Ross Stores, Inc.	2,075	$449,507
TJX Cos., Inc.	3,366	537,550
		$1,967,880
Semiconductor & Electronic Components – 11.0%
Analog Devices, Inc.	299	$95,124
NVIDIA Corp.	10,493	1,829,979
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,418	2,844,863
Texas Instruments, Inc.	267	51,836
		$4,821,802
Software – 6.4%
Intuit, Inc.	1,452	$627,816
Microsoft Corp.	5,214	1,930,066
Salesforce, Inc.	1,262	235,578
		$2,793,460
Telecom - Infrastructure – 1.0%
American Tower Corp., REIT	614	$105,964
Cellnex Telecom S.A.	10,574	343,311
		$449,275
Transportation & Logistics – 0.5%
Canadian Pacific Kansas City Ltd.	2,667	$209,786
Travel, Gaming, & Lodging – 1.9%
Hilton Worldwide Holdings, Inc.	2,729	$829,834
Utilities – 2.1%
CMS Energy Corp.	12,062	$935,770
Total Common Stocks		$43,422,629
Mutual Funds (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 3.71% (v)	484,772	$484,772

Other Assets, Less Liabilities – 0.1%		29,904
Net Assets – 100.0%		$43,937,305

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $484,772 and
$43,422,629, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$29,630,795	$—	$—	$29,630,795
Taiwan	2,844,863	—	—	2,844,863
France	—	2,395,043	—	2,395,043
China	—	2,259,175	—	2,259,175
Japan	—	1,981,662	—	1,981,662
Canada	1,031,864	—	—	1,031,864
United Kingdom	—	945,374	—	945,374
India	—	914,153	—	914,153
Switzerland	—	464,714	—	464,714
Other Countries	70,210	884,776	—	954,986
Investment Companies	484,772	—	—	484,772
Total	$34,062,504	$9,844,897	$—	$43,907,401
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended March 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$253,745	$2,407,271	$2,176,165	$(17)	$(62)	$484,772

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,575	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2026, are as follows:
United States	68.7%
Taiwan	6.5%
France	5.4%
China	5.1%
Japan	4.5%
Canada	2.3%
United Kingdom	2.1%
India	2.1%
Switzerland	1.1%
Other Countries	2.2%